ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 28, 2012
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Liabilities and Other Liabilities
Accrued expenses and other current liabilities consisted of the following as of December 28, 2012 and December 30, 2011 (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
Accrued compensation and benefits	$20,088	$19,033
Purchase card payable(1)	5,207	7,758
Accrued sales tax	5,352	4,077
Other	18,731	20,996
	$49,378	$51,864
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(1)
Purchase card payable is comprised of trade vendor invoices that were paid pursuant to a purchase card agreement with a third-party intermediary. The Company has a purchase card agreement with a third-party intermediary whereby the third-party intermediary pays the trade vendor invoices in accordance with the terms agreed to by the vendor and the Company. The third-party intermediary bills the Company for amounts disbursed on a monthly basis. As a result, there could be an outstanding payable due to the third-party intermediary at any period end. The net activity in purchase card payable is shown as cash flows from financing activities.